Equity - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Class A common stock
Class of Stock [Line Items]
Number of Shares of common or preferred stock in a Unit	1.3000	1.3000
Class L common stock
Class of Stock [Line Items]
Number of Shares of common or preferred stock in a Unit	0.1444	0.1444
Preferred Stock
Class of Stock [Line Items]
Number of Shares of common or preferred stock in a Unit	0.05	0.05
Preferred Stock | Impact From Redefining Unit Of Stock
Class of Stock [Line Items]
Number of Shares of common or preferred stock in a Unit	0.038